Annual Total Returns[BarChart] - Nationwide Loomis Core Bond Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.27%	6.64%	(1.52%)	4.87%	(0.36%)	3.70%	3.05%	(0.77%)	9.41%	8.23%